Estimated Future Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 26.5
2014	24.0
2015	22.5
2016	22.1
2017	$ 21.6